Equity (Details) - USD ($)		12 Months Ended
		Jul. 31, 2026	Jul. 31, 2025
Equity [Abstract]
Authorized ordinary shares	[1]	500,000,000	500,000,000
Issued ordinary shares	[1]	35,000,000	31,733,724
Issued shares, shares		3,266,276	464,401
Issued shares, value		$ 1,325,792	$ 1,972,324
Deemed capital contribution		$ 496,042

[1]	Ordinary shares and share data have been presented on a retroactive basis to reflect the reorganization completed on March 1, 2026 (Note 1(b)).